Decommissioning Provision (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Decommissioning Provision
Beginning balance at June 30, 2019		$ 123,940	$ 136,280
Initial recognition				136,280
Effect of movement in foreign exchange rates		3,470	(12,340)
Balance at June 30, 2020	$ 100,000	$ 127,410	$ 123,940	$ 136,280